Offerings - Offering: 1	May 21, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit | $ / shares	11.635
Maximum Aggregate Offering Price	$ 40,722,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,624
Offering Note

(1)
Represents the number of shares of common stock, par value $1.00 per share (“Common Stock”), of Aebi Schmidt Holding AG (the “Registrant”) being registered hereon under the Aebi Schmidt Equity Incentive Plan (the “Plan”).

(2)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional shares of Common Stock as may become available pursuant to any anti-dilution provisions of the Plan.

(3)
Estimated solely for calculating the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sale prices of the Registrant’s Common Stock on The Nasdaq Stock Market LLC on May 15, 2026, a date that is within five business days prior to filing.